UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 4/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2009 (Unaudited)

DWS Large Company Growth Fund

	Shares	Value ($)

Common Stocks 97.5%
Consumer Discretionary 5.6%
Hotels Restaurants & Leisure 1.3%
McDonald's Corp.	44,900	2,392,721
Multiline Retail 1.8%
Kohl's Corp.* (a)	68,801	3,120,125
Textiles, Apparel & Luxury Goods 2.5%
NIKE, Inc. "B"	85,900	4,507,173
Consumer Staples 10.3%
Beverages 3.5%
PepsiCo, Inc.	123,940	6,167,255

Food & Staples Retailing 3.7%
Sysco Corp.	107,900	2,517,307
Wal-Mart Stores, Inc. (a)	82,800	4,173,120

		6,690,427
Household Products 3.1%
Colgate-Palmolive Co.	43,650	2,575,350
Energizer Holdings, Inc.*	52,300	2,996,790

		5,572,140
Energy 10.5%
Energy Equipment & Services 3.8%
Cameron International Corp.*	95,500	2,442,890
Schlumberger Ltd. (a)	39,200	1,920,408
Transocean Ltd.*	35,757	2,412,882

		6,776,180
Oil, Gas & Consumable Fuels 6.7%
EOG Resources, Inc.	69,500	4,411,860
ExxonMobil Corp.	49,200	3,280,164
Occidental Petroleum Corp.	78,600	4,424,394

		12,116,418
Financials 3.3%
Capital Markets 2.6%
Charles Schwab Corp.	73,000	1,349,040
T. Rowe Price Group, Inc. (a)	83,400	3,212,568

		4,561,608
Diversified Financial Services 0.7%
CME Group, Inc.	5,953	1,317,697
Health Care 13.8%
Biotechnology 7.1%
Celgene Corp.* (a)	164,000	7,006,080
Gilead Sciences, Inc.* (a)	124,400	5,697,520

		12,703,600
Health Care Equipment & Supplies 3.3%
Baxter International, Inc.	33,300	1,615,050
Edwards Lifesciences Corp.*	36,200	2,294,356
Medtronic, Inc.	62,000	1,984,000

		5,893,406
Pharmaceuticals 3.4%
Abbott Laboratories	75,400	3,155,490
Johnson & Johnson (a)	55,206	2,890,586

		6,046,076
Industrials 12.8%
Aerospace & Defense 4.8%
Lockheed Martin Corp.	38,100	2,991,993
Rockwell Collins, Inc.	77,800	2,983,630
United Technologies Corp.	53,400	2,608,056

		8,583,679
Commercial Services & Supplies 1.3%
Stericycle, Inc.*	48,100	2,264,548
Electrical Equipment 2.7%
AMETEK, Inc.	150,000	4,831,500

Machinery 1.0%
Parker Hannifin Corp.	40,600	1,841,210
Road & Rail 3.0%
Burlington Northern Santa Fe Corp.	49,600	3,347,008
Norfolk Southern Corp.	59,100	2,108,688

		5,455,696
Information Technology 30.7%
Communications Equipment 10.1%
Cisco Systems, Inc.* (a)	305,390	5,900,135
QUALCOMM, Inc. (a)	171,900	7,274,808
Research In Motion Ltd.*	69,900	4,858,050

		18,032,993
Computers & Peripherals 7.1%
Apple, Inc.*	51,400	6,467,662
EMC Corp.* (a)	228,100	2,858,093
International Business Machines Corp.	32,900	3,395,609

		12,721,364
Internet Software & Services 0.5%
Google, Inc. "A"*	2,300	910,731
IT Services 1.9%
Accenture Ltd. "A" (a)	117,000	3,443,310
Semiconductors & Semiconductor Equipment 5.7%
Broadcom Corp. "A"* (a)	220,100	5,104,119
Intel Corp.	232,860	3,674,531
NVIDIA Corp.* (a)	123,000	1,412,040

		10,190,690
Software 5.4%
Adobe Systems, Inc.* (a)	91,900	2,513,465
Microsoft Corp.	108,400	2,196,184
Oracle Corp.	259,200	5,012,928

		9,722,577
Materials 7.8%
Chemicals 6.2%
Ecolab, Inc.	89,700	3,457,935
Monsanto Co.	69,400	5,891,366
The Mosaic Co.	44,300	1,791,935

		11,141,236
Metals & Mining 1.6%
Barrick Gold Corp.	94,600	2,750,876
Telecommunication Services 2.7%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	68,700	1,760,094
Wireless Telecommunication Services 1.7%
American Tower Corp. "A"* (a)	95,600	3,036,256

Total Common Stocks (Cost $150,200,132)		174,551,586
Securities Lending Collateral 27.0%
Daily Assets Fund Institutional, 0.66% (b) (c) (Cost $48,254,050)	48,254,050	48,254,050

Cash Equivalents 2.6%
Cash Management QP Trust, 0.46% (b) (Cost $4,671,101)	4,671,101	4,671,101
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $203,125,283) †	127.1	227,476,737
Other Assets and Liabilities, Net	(27.1)	(48,572,056)

Net Assets	100.0	178,904,681

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $204,209,987. At April 30, 2009, net unrealized appreciation for all securities based on tax cost was $23,266,750. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,856,078 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,589,328.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2009 amounted to $46,704,787, which is 26.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities
Level 1	$ 220,054,760
Level 2	7,421,977
Level 3	-
Total	$ 227,476,737

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Company Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Company Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 19, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 19, 2009